Research and development costs	12 Months Ended
Dec. 31, 2012
Research and development costs [Abstract]
Research and development costs

23. Research and development costs

R&D costs include credits for an amount of EUR 17.9 million, EUR 25.1 million, EUR 29.5 million during 2012, 2011 and 2010 respectively. R&D credits relate to world-wide (inter-)governmental funding for certain strategic development programs.